Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2023			1,025
Balance, beginning of period at Mar. 31, 2023		$ 4,051	$ 2	$ 1,216	$ 376	$ 2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		306				306
Other comprehensive income (loss), net of tax		(5)			(5)
Share-based compensation cost		825		825
Issuance of vested shares from share-based payment arrangements (in shares)			18
Tax withholding on vested shares from share-based payment arrangements (in shares)			(3)
Tax withholding on vested shares from share-based payment arrangements		(213)		(213)
Reclassification of RSU awards previously liability-classified	[1]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		(12)				(12)
Balance, ending of period (in shares) at Mar. 31, 2024			1,040
Balance, ending of period at Mar. 31, 2024		5,295	$ 2	2,171	371	2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		792				792
Other comprehensive income (loss), net of tax		1			1
Share-based compensation cost		820		820
Issuance of vested shares from share-based payment arrangements (in shares)			17
Tax withholding on vested shares from share-based payment arrangements		$ (69)		(69)
Balance, ending of period (in shares) at Mar. 31, 2025		1,057	1,057
Balance, ending of period at Mar. 31, 2025		$ 6,839	$ 2	2,922	372	3,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		904				904
Other comprehensive income (loss), net of tax		(2)			(2)
Share-based compensation cost		1,056		1,056
Issuance of vested shares from share-based payment arrangements (in shares)			11
Issuance of ordinary shares under Employee Stock Purchase Plan (in shares)			1
Issuance of ordinary shares under Employee Stock Purchase Plan		74		74
Tax withholding on vested shares from share-based payment arrangements (in shares)			(5)
Tax withholding on vested shares from share-based payment arrangements		$ (585)		(585)
Balance, ending of period (in shares) at Mar. 31, 2026		1,064	1,064
Balance, ending of period at Mar. 31, 2026		$ 8,286	$ 2	$ 3,467	$ 370	$ 4,447

[1]	Includes $212 million of share-based compensation cost recognized in the fiscal year ended March 31, 2024 for RSU awards previously liability-classified.